UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  May 18, 2012 to June 15, 2012

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On June 15, 2012 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.


  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 18, 2012 to June 15, 2012. The Depositor filed its most recent Form ABS-15G on
  May 15, 2012. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the Securities and Exchange Commission ("SEC") on September 26, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income ("NOI") of the significant obligor is $(1,111,151), a year-to-date figure for the period of January 1, 2012 through March 31, 2012. This amount is as reported in the financial statements provided by the borrower and has not been adjusted by the master servicer to "normalize" the borrower's numbers. The methodology used by the master servicer to normalize the borrower's numbers is the MBA/CMSA Standard Methodology, unless otherwise noted. As a result, the "normalized" NOI ultimately reported by the master servicer for the same period may differ from the above amount. For example, the NOI of the significant obligor for the 2011 calendar year, reported in the Annual Report on Form 10-K filed with the SEC on March 29, 2012, was $14,115,708, as reported in the financial statements provided by the borrower. The "normalized" NOI of the significant obligor for the 2011 calendar year, reported by the master servicer in the monthly report attached as Exhibit 99.1 to this report, is $15,989,896.04.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan and the SunTrust Bank Portfolio II mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. There are no current updates to the financial information for SunTrust Bank at this time.


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the June 15, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: June 26, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the June 15, 2012 distribution.